Fair Value of Financial Instruments - Schedule of Fair Value Measurements (Details) - Previously Reported [Member] - Fair Value, Recurring [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets:
Contingent sale consideration receivable	$ 1,463,518	$ 1,663,163
Liabilities:
Contingent acquisition consideration payable		2,189
Convertible notes payable to related party	671,025
Total liabilities	671,025	2,189
Level 1 [Member]
Assets:
Contingent sale consideration receivable
Liabilities:
Contingent acquisition consideration payable
Convertible notes payable to related party
Total liabilities
Level 2 [Member]
Assets:
Contingent sale consideration receivable
Liabilities:
Contingent acquisition consideration payable
Convertible notes payable to related party
Total liabilities
Level 3 [Member]
Assets:
Contingent sale consideration receivable	1,463,518	1,663,163
Liabilities:
Contingent acquisition consideration payable		2,189
Convertible notes payable to related party	671,025
Total liabilities	$ 671,025	$ 2,189